Fair Value Disclosures - Warrant Liability (Details) - $ / shares		3 Months Ended	12 Months Ended
	Apr. 15, 2014	Apr. 09, 2014	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Units issued	5,000,000
Right of purchase of common shares per warrant	0.4
Unit price	$ 2.05
Warrant Fair Value		$ 0.31
Warrants date of expiration			Apr. 10, 2019
Warrants outstanding			5,647,500	5,647,500
Number of common shares into which warrants are exercisable			2,259,000	2,259,000
Share price		$ 2.38	$ 0.16	$ 0.86
Fair value assumptions - Exercise price	$ 2.65
Fair value assumptions - Volatility		54.05%	62.43%	54.84%
Over-allotment option
Derivative [Line Items]
Warrants issued	647,500
Warrant price	$ 0.01
Warrants, Redemption terms
Derivative [Line Items]
Warrants redemption, Description			In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.
Warrants redemption, Price per warrant			$ 0.01
Warrants redemption, Threshold trading days			20 days
Warrants redemption, Threshold consecutive trading days			30 days
Warrants, Redemption terms | Minimum
Derivative [Line Items]
Share price			$ 5
Sensitivity analysis
Derivative [Line Items]
Impact of fluctuation of unobservable inputs on warrant liability			The Company considers the warrant liability to be Level 3 because the share price volatility and the expected life of the contract are neither directly nor indirectly observable. At December 31, 2014 and 2015, a 10% increase in the share price volatility would increase the warrant liability by approximately 12% and 100%, respectively, while a 10% decrease in the share price volatility would decrease the warrant liability by approximately 20% and 67%, respectively. A 10% decrease in the expected life of the contract would decrease the warrant liability by approximately 12% and 33% at December 31, 2014 and 2015, respectively. The Company did not perform a sensitivity analysis for an increase in the expected life of the contract, since the fair value was determined assuming the warrants are held until expiration.
Sensitivity analysis, Increase in the share price volatility
Derivative [Line Items]
Percentage increase / (decrease) in the share price volatility			10.00%	10.00%
Percentage increase / (decrease) in the warrant liability			100.00%	12.00%
Sensitivity analysis, Decrease in the share price volatility
Derivative [Line Items]
Percentage increase / (decrease) in the share price volatility			(10.00%)	(10.00%)
Percentage increase / (decrease) in the warrant liability			(67.00%)	(20.00%)
Sensitivity analysis, Decrease in the expected life of contract
Derivative [Line Items]
Percentage (decrease) in the expected life of contract			(10.00%)	(10.00%)
Percentage increase / (decrease) in the warrant liability			(33.00%)	(12.00%)